General
Money Market
Fund, Inc.
Annual Report

January 31, 1997

General Money Market Fund, Inc.

-----------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

General Money Market Fund, Inc.

--------------------------------------------------------------------------
Statement of Investments                                  January 31, 1997

                                                                                Principal
Negotiable Bank Certificates of Deposit--28.8%                                    Amount              Value
-------------------------------------------------------------------           --------------     --------------
Bank of Tokyo-Mitsubishi, Ltd. (Yankee)

   5.60%-5.88%, 3/26/97-4/15/97..............................................  $  35,000,000     $   35,000,197
Bayerische Vereinsbank AG
   5.34%, 2/24/97............................................................     30,000,000         30,000,000
Dai-Ichi Kangyo Bank Ltd. (Yankee)
   5.72%, 3/19/97............................................................     25,000,000         25,000,000
Fuji Bank Ltd. (Yankee)
   5.63%, 4/23/97............................................................     40,000,000         40,000,000
Industrial Bank of Japan Ltd. (Yankee)
   5.56%, 4/7/97.............................................................     20,000,000         20,000,000
Sanwa Bank Ltd. (London)
   5.58%, 4/28/97............................................................      9,000,000          9,000,209
Sanwa Bank Ltd. (Yankee)
   5.75%, 3/19/97............................................................     20,000,000         20,000,249
Societe Generale (Yankee)
   5.57%-6.03%, 7/21/97-10/7/97..............................................     53,000,000         53,006,286
Sumitomo Bank Ltd. (Yankee)
   5.60%, 7/9/97.............................................................     15,000,000         15,000,000
SwedBank (Yankee)
   5.53%-5.56%, 4/8/97-7/8/97................................................     55,000,000         55,000,446
Union Bank of California
   5.75%, 2/4/97.............................................................     25,000,000         25,000,000
                                                                                                   -------------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $327,007,387).......................................................                   $   327,007,387
                                                                                                 ===============
Banker's Acceptance--2.4%
-------------------------------------------------------------------------------
Industrial Bank of Japan Ltd. (Yankee)
   5.71%, 3/19/97
   (cost $27,403,917)........................................................  $  27,600,000     $   27,403,917
                                                                                                 ===============
Commerical Paper--14.2%
-------------------------------------------------------------------------------
Bankers Trust New York Corp
   5.47%, 10/17/97 (a).......................................................  $  25,000,000     $   25,000,000
Chase Manhattan Corp
   5.59%, 2/21/97............................................................     15,000,000         14,955,250
Lehman Brothers Holdings Inc
   5.55%-5.78%, 4/28/97-10/3/97..............................................     40,000,000         38,936,733
Nordbanken N.A. Inc
   5.66%, 3/5/97.............................................................     17,190,000         17,104,432
Salomon Inc
   5.75%, 7/7/97.............................................................     15,000,000         14,636,650
Spintab AB
   5.50%, 2/19/97............................................................     20,000,000         19,945,600
UBS Finance (DE) Inc
   5.58%, 2/3/97.............................................................     30,000,000         29,990,700
                                                                                                 ---------------
TOTAL COMMERCIAL PAPER
   (cost $160,569,365).......................................................                    $  160,569,365
                                                                                                 ===============

General Money Market Fund, Inc.

-------------------------------------------------------------------------------
Statement of Investments (continued)                           January 31, 1997

                                                                                  Principal
Corporate Notes--20.1%                                                              Amount              Value
-------------------------------------------------------------------------------  -------------     --------------

Abbey National Treasury Services PLC
   5.63%, 11/26/97 ..........................................................   $  50,000,000     $   49,946,476
Bear Stearns Companies Inc
   5.52%, 7/11/97 (a)........................................................      20,000,000         20,000,000
   5.83%, 1/13/98............................................................      25,000,000         25,000,000
General Motors Acceptance Corp
   5.04%, 2/10/97 ...........................................................       9,425,000          9,430,394
Lehman Brothers Holdings Inc
   5.81%, 6/15/97 ...........................................................      10,000,000         10,056,912
Lehman Brothers Inc
   5.43%, 5/15/97 ...........................................................       8,000,000          8,026,314
Merrill Lynch & Co. Inc
   5.47%, 5/13/97 (a)........................................................      15,000,000         14,999,198
Morgan Stanley Group Inc
   5.54%, 7/10/97 (a)........................................................      50,000,000         50,000,000
Paine Webber Group Inc
   5.60%, 1/7/98 ............................................................      20,000,000         20,000,000
Salomon Inc
   5.69%, 11/10/97 (a).......................................................      20,000,000         20,000,000
                                                                                                 ---------------
TOTAL CORPORATE NOTES
   (cost $227,459,294).......................................................                     $  227,459,294
                                                                                                 ===============

Bank Notes--7.9%
-------------------------------------------------------------------------------
Bank of America Illinois, Chicago
   5.58%, 11/19/97...........................................................   $  25,000,000      $  24,990,437
Bank Of America NT & SA
   5.58%, 11/21/97...........................................................      25,000,000         24,988,445
PNC Bank N.A
   5.48%, 5/15/97 (a)........................................................      10,000,000          9,997,224
Society National Bank, Cleveland
   5.37%, 2/14/97 (a)........................................................      30,000,000         29,998,740
                                                                                                 ---------------
TOTAL BANK NOTES
   (cost $89,974,846)........................................................                     $   89,974,846
                                                                                                 ===============

U.S. Treasury Bills--1.3%
-------------------------------------------------------------------------------
   5.23%, 3/6/97
   (cost $14,931,663)........................................................   $  15,000,000     $   14,931,663
                                                                                                 ===============

U.S. Government Agencies--19.7%
-------------------------------------------------------------------------------
Federal Farm Credit Banks , Floating Rate Notes
   5.33%, 7/25/97 (a)........................................................   $  10,000,000      $   9,998,178

General Money Market Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                          January 31, 1997

                                                                                Principal
U.S. Government Agencies (continued)                                              Amount               Value
-------------------------------------------------------------                ---------------        ------------


Federal Home Loan Mortgage Corp., Floating Rate Notes
   5.50%, 6/30/98 (a)........................................................   $  10,700,000     $    10,717,168
Federal National Mortgage Association, Floating Rate Notes
   5.30%-5.84%, 2/18/97-5/14/98 (a)..........................................     202,000,000         202,124,560
                                                                                                   --------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost $222,839,906).......................................................                      $  222,839,906
                                                                                                  ===============
Time Deposits--4.6%
-------------------------------------------------------------------------------
Berliner Handels-und Frankfurter Bank AG (Cayman)
   5.42%, 2/3/97.............................................................   $  50,782,000     $    50,782,000
Westdeutsche Landesbank Girozentrale (Cayman)
   5.44%, 2/3/97.............................................................       1,554,000           1,554,000
                                                                                                  ---------------
TOTAL TIME DEPOSITS
   (cost $52,336,000)........................................................                     $    52,336,000
                                                                                                   ===============
TOTAL INVESTMENTS
   (cost $1,122,522,378).............................................   99.0%                      $1,122,522,378
                                                                      =======                     ================


CASH AND RECEIVABLES (NET)...........................................    1.0%                     $    10,801,920
                                                                      =======                     ===============

NET ASSETS..........................................................   100.0%                      $1,133,324,298
                                                                      =======                     ===============


Notes to Statement of Investments:

------------------------------------------------------------------------------
(a) Variable interest rate subject to periodic change.


                       See notes to financial statements.

General Money Market Fund, Inc.

-------------------------------------------------------------------------------
Statement of Assets and Liabilities                           January 31, 1997

                                                                                             Cost             Value
                                                                                        ---------------    ---------------
ASSETS:                       Investments in securities--See Statement of Investments     $1,122,522,378    $1,122,522,378
                              Cash.............................................                                    993,943
                              Interest receivable..............................                                 10,552,346
                              Prepaid expenses and other assets................                                    132,422
                                                                                                            ---------------
                                                                                                             1,134,201,089
                                                                                                            ---------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                    269,298
                              Due to Distributor...............................                                    276,766
                              Accrued expenses and other liabilities...........                                    330,727
                                                                                                           ---------------
                                                                                                                   876,791
                                                                                                           ---------------

NET ASSETS.....................................................................                             $1,133,324,298
                                                                                                           ===============

REPRESENTED BY:               Paid-in capital..................................                             $1,133,351,059
                              Accumulated net realized gain (loss) on investments                                  (26,761)
                                                                                                           ---------------

NET ASSETS.....................................................................                             $1,133,324,298
                                                                                                           ===============

                                        NET ASSET VALUE PER SHARE
                                       ---------------------------

                                                                                             Class A             Class B
                                                                                             -------             -------
Net Assets......................................................................            $764,118,864      $369,205,434
Shares Outstanding..............................................................             764,141,625       369,209,434
NET ASSET VALUE PER SHARE.......................................................                   $1.00             $1.00
                                                                                                  ======            ======

                            See notes to financial statements.

General Money Market Fund, Inc.

-----------------------------------------------------------------------------
Statement of Operations                           Year Ended January 31, 1997


INVESTMENT INCOME
INCOME                        Interest Income..................................                                  $58,723,751

EXPENSES:                     Management fee--Note 2(a).........................            $5,285,812
                              Distribution fees--Note 2(b)......................             2,114,325
                              Shareholder servicing costs--Note 2(c)...........              1,794,756
                              Registration fees................................                183,014
                              Custodian fees...................................                132,401
                              Professional fees................................                 56,923
                              Prospectus and shareholders' reports.............                 43,285
                              Directors' fees and expenses--Note 2(d)..........                 36,330
                              Miscellaneous....................................                 39,567
                                                                                            -----------
                                   Total Expenses..............................              9,686,413


                              Less--reduction in shareholder servicing costs due to
                                undertaking--Note 2(c)..........................              (243,136)
                                                                                           -----------
                                   Net Expenses................................                                    9,443,277
                                                                                                                ------------

INVESTMENT INCOME--NET..........................................................                                  49,280,474

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b).............................                                       (8,067)
                                                                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                   $49,272,407
                                                                                                                 ============


                       See notes to financial statements.

General Money Market Fund, Inc.

-------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                      Year Ended               Year Ended
                                                                                   January 31, 1997         January 31, 1996
                                                                                   -----------------       ------------------
OPERATIONS:

  Investment income--net...................................................          $  49,280,474          $   33,464,685
  Net realized gain (loss) on investments..................................                 (8,067)                 (3,057)
                                                                                    --------------          --------------

      Net Increase (Decrease) in Net Assets Resulting from Operations......             49,272,407              33,461,628
                                                                                    --------------          --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Class A shares.........................................................            (34,241,653)            (32,893,579)
    Class B shares.........................................................            (15,038,821)               (571,106)
                                                                                    --------------          --------------

      Total Dividends......................................................            (49,280,474)            (33,464,685)
                                                                                    --------------          --------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold:
    Class A shares.........................................................          6,572,669,153           4,736,674,991
    Class B shares........................................................           1,019,289,506              98,889,385
  Dividends reinvested:

    Class A shares.........................................................             32,898,001              32,106,715
    Class B shares.........................................................             14,154,018                  79,652
  Cost of shares redeemed:
    Class A shares.........................................................         (6,496,025,709)         (4,686,313,457)
    Class B shares.........................................................           (714,679,626)            (48,523,501)
                                                                                    --------------         ---------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions....            428,305,343             132,913,785
                                                                                    --------------         ---------------
        Total Increase (Decrease) in Net Assets............................            428,297,276             132,910,728

NET ASSETS:
  Beginning of Period......................................................            705,027,022             572,116,294
                                                                                    --------------          --------------
  End of Period............................................................         $1,133,324,298          $  705,027,022
                                                                                    ==============          ==============

                       See notes to financial statements.

General Money Market Fund, Inc.

-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                       Class A Shares
                                                              --------------------------------------------------------
                                                                                      Year Ended January 31,
                                                              --------------------------------------------------------

PER SHARE DATA:                                                    1997        1996       1995        1994       1993
                                                                 -------      ------     ------      ------     ------
   Net asset value, beginning of period...............           $1.00        $1.00      $1.00       $1.00      $1.00
                                                                 ------       -----      -----       -----      -----
   Investment Operations:

   Investment income--net..............................           .047         .053       .037        .025       .032
                                                                 ======       =====      =====       =====      =====
   Distributions:

   Dividends from investment income--net...............          (.047)      (.053)     (.037)      (.025)     (.032)
                                                                 ======      =====      =====       =====      =====
   Net asset value, end of period.....................           $1.00       $1.00      $1.00       $1.00      $1.00
                                                                 ======      =====      =====       =====      =====
TOTAL INVESTMENT RETURN...............................            4.81%       5.42%      3.75%       2.56%      3.26%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets............             .84%        .86%       .94%        .94%       .95%
   Ratio of net investment income
      to average net assets...........................            4.71%       5.28%      3.68%       2.53%      3.22%
   Decrease reflected in above expense ratios
      due to undertakings by the Manager..............              --         .01%       .04%        .02%       --
   Net Assets, end of period (000's Omitted)..........        $764,119    $654,581   $572,116    $616,072   $688,785


                       See notes to financial statments.

General Money Market Fund, Inc.

-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                        Class B Shares
                                                                               ---------------------------------
                                                                                    Year Ended January 31,
                                                                               ---------------------------------
PER SHARE DATA:                                                                      1997             1996(1)
                                                                               ----------------   --------------
   Net asset value, beginning of period....................................          $1.00            $1.00
                                                                                    ------           ------
   Investment Operations:

   Investment income--net...................................................          .046             .043
                                                                                    ------           ------
   Distributions:

   Dividends from investment income--net....................................         (.046)           (.043)
                                                                                    ------            ------
   Net asset value, end of period..........................................          $1.00            $1.00
                                                                                    ======            ======
TOTAL INVESTMENT RETURN....................................................           4.65%            5.18%(2)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.................................           1.00%            1.00%(2)
   Ratio of net investment income
      to average net assets................................................           4.56%            5.00%(2)
   Decrease reflected in above expense ratios
      due to undertakings by the Manager...................................            .07%             .07%(2)
   Net Assets, end of period (000's Omitted)...............................       $369,205          $50,446

------------------------------------------------------------------------------
(1)   From March 31, 1995 (commencement of initial offering) to
      January 31, 1996.
(2)   Annualized.

                       See notes to financial statements.

General Money Market Fund, Inc.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

   General Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales load. The Fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The Fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (1 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05 of 1% of the value of the average daily net assets of Class B.

   It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income--net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

   (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $27,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1997. If not applied, $12,000 of the carryover expires in fiscal 2002 and $15,000 of the carryover expires in fiscal 2005.

   At January 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

General Money Market Fund, Inc.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2--Management Fee and Other Transactions With Affiliates:

   (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 11/2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. There was no expense reimbursement during the period ended January 31, 1997, pursuant to the Agreement.

   (B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, the Fund directly bears the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan. In addition, the Fund reimburses (a) the Distributor for payments made for distributing Class A shares and servicing shareholder accounts ("Servicing") and (b) the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliate (collectively, "Dreyfus") for payments made for Servicing, at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. Both the Distributor and Dreyfus may pay Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, Dreyfus will be permitted to act as a Service Agent in respect of such Fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended January 31, 1997, $1,454,173 was charged to the Fund pursuant to the Plan.

   Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, the Fund directly bears the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, the Fund reimburses the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended January 31, 1997, $660,152 was charged to the Fund pursuant to the Class B Distribution Plan.

   (C) Under the Fund's Shareholder Services Plan with respect to Class A shares ("Class A Shareholder Services Plan"), the Fund reimburses Dreyfus Service Corporation, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended January 31, 1997, the Fund was charged an aggregate of $363,543 pursuant to the Class A Shareholder Services Plan.

   Under the Fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), the Fund pays the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

General Money Market Fund, Inc.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

   The Manager has undertaken through March 31, 1997, that if the aggregate expenses of Class B of the Fund (exclusive of certain expenses as described above) exceed 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended January 31, 1997, $825,189 was charged to the Fund pursuant to the Class B Shareholder Services Plan, of which $243,136 was reimbursed by the Manager.

   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Such compensation amounted to $213,208 during the period ended January 31, 1997.

   (D) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

General Money Market Fund, Inc.
------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
General Money Market Fund, Inc.

   We have audited the accompanying statement of assets and liabilities of General Money Market Fund, Inc., including the statement of investments, as of January 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Money Market Fund, Inc. at January 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                                      Ernst & Young LLP

New York, New York
March 3, 1997

General Money Market Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.                  196/696AR971